Segment information - Organic cash flow from telecom activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	€ 11,235	€ 11,236	€ 12,697
Purchases (sales) of property, plant and equipment and intangible assets	(8,282)	(8,580)	(7,176)
Repayments of lease liabilities	(1,519)	(1,625)	(1,398)
Elimination of significant litigation paid / (received)	(20)	(306)	2,217
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)			(1)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	11,921	11,636	12,961
Purchases (sales) of property, plant and equipment and intangible assets	(8,251)	(8,557)	(7,146)
Repayments of lease liabilities	(1,514)	(1,621)	(1,394)
Repayments of debts relating to financed assets	(97)	(80)	(60)
Elimination of telecommunication licenses paid	981	717	351
Elimination of significant litigation paid / (received)	20	306	(2,217)
Organic cash flow from telecom activities	€ 3,058	€ 2,401	€ 2,494